Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	47 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	May 05, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Sep. 21, 2015	Mar. 31, 2015
C000003891 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series C Portfolio
Account Value	$ 13,024	$ 13,024	$ 13,024	$ 13,024	$ 13,024		$ 12,435		$ 11,846		$ 12,459			$ 12,961	$ 11,924	$ 11,217	$ 10,677	$ 10,385	$ 10,071		$ 10,000
Average Annual Return, Percent	4.73%		1.78%		2.68%
C000003892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series M Portfolio
Account Value	$ 11,615	11,615	$ 11,615	11,615	$ 11,615		10,962		10,727		11,262			11,852	11,542	10,904	10,391	10,297	10,244		10,000
Average Annual Return, Percent	5.96%		0.13%		1.51%
C000003893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series S Portfolio
Account Value	$ 12,953	12,953	$ 12,953	12,953	$ 12,953		12,184		11,606		11,534			11,894	11,033	10,996	10,562	10,442	10,118		10,000
Average Annual Return, Percent	6.31%		3.26%		2.62%
C000032703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series P Portfolio
Account Value	$ 12,873	12,873	$ 12,873	12,873	$ 12,873		12,059		10,810		9,825			9,539	8,694	10,011	10,249	10,011	9,552		10,000
Average Annual Return, Percent	6.75%		8.17%		2.56%
C000144517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series E Portfolio
Account Value	$ 15,483	15,483	$ 15,483	15,483	$ 15,483		14,738		13,881		14,492			14,648	12,610	12,569	11,808	11,013	10,715		10,000
Average Annual Return, Percent	5.05%		4.19%		4.47%
C000146955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series A Portfolio
Account Value	$ 15,493	15,493	$ 15,493	$ 15,493	$ 15,493		14,331		13,188		13,243			13,322	11,691	12,334	11,825	11,203	10,207	$ 10,000
Average Annual Return, Percent	8.11%		5.79%	4.70%
C000227189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BATS: Series V Portfolio
Account Value	$ 10,875	$ 10,875	$ 10,875	$ 10,875	10,875	$ 10,728	10,535	$ 10,357	10,184	$ 10,051	10,001	$ 10,005	$ 10,000
Average Annual Return, Percent	3.23%	2.17%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	$ 11,564	$ 11,564	11,564	$ 11,564		11,026		10,842		11,386			11,880	11,796	10,829	10,364	10,241	10,196		10,000
Average Annual Return, Percent	4.88%		(0.40%)		1.46%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,341	$ 12,341	$ 12,341	12,341	$ 12,341	10,050	12,193	9,105	11,823	8,869	11,793	10,021	10,000	12,344	11,700	11,266	10,691	10,414	10,398		10,000
Average Annual Return, Percent	1.22%	(0.24%)	1.07%		2.13%
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,100	$ 12,100	$ 12,100	$ 12,100	$ 12,100		11,497		11,198		11,739			12,257	11,906	11,111	10,630	10,471	10,274	10,000
Average Annual Return, Percent	5.24%		0.32%	2.02%
Bloomberg U S Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,568	12,568	$ 12,568	$ 12,568	$ 12,568		11,984		11,507		12,152			12,679	11,753	11,183	10,662	10,393	10,093		10,000
Average Annual Return, Percent	4.87%		1.35%		2.31%
Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Account Value	$ 12,624	12,624	$ 12,624	$ 12,624	$ 12,624		11,853		11,250		11,503			11,931	11,286	10,939	10,448	10,329	10,201	$ 10,000
Average Annual Return, Percent	6.51%		2.27%	2.48%
Bloomberg MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MBS Index
Account Value	$ 11,163	11,163	$ 11,163	$ 11,163	$ 11,163		10,592		10,447		10,979			11,547	11,557	10,798	10,341	10,261	10,243		10,000
Average Annual Return, Percent	5.39%		(0.69%)		1.11%
ICE BofA 1 3 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,610	11,610	$ 11,610	11,610	$ 11,610		11,012		10,695		10,667			10,985	10,958	10,395	10,120	10,117	10,092		10,000
Average Annual Return, Percent	5.43%		1.16%		1.50%
Bloomberg U S Treasury 7 10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury 7-10 Year Bond Index
Account Value	$ 10,902	10,902	$ 10,902	10,902	$ 10,902		10,417		10,563		11,195			11,658	12,387	10,662	10,081	10,111	10,375		10,000
Average Annual Return, Percent	4.65%		(2.52%)		0.87%
Bloomberg U S Bellwether 10 Year Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Bellwether 10 Year Swap Index
Account Value	$ 10,700	10,700	$ 10,700	10,700	$ 10,700		10,265		10,462		11,193			11,632	12,701	10,683	10,052	10,142	10,627		10,000
Average Annual Return, Percent	4.24%		(3.37%)		0.68%
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Account Value	$ 15,165	15,165	$ 15,165	15,165	$ 15,165		14,362		13,309		13,935			$ 14,126	$ 12,281	$ 12,373	$ 11,442	$ 10,791	$ 10,345		$ 10,000
Average Annual Return, Percent	5.59%		4.31%		4.25%
Customized Reference Benchmark prior [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark (prior)
Average Annual Return, Percent	2.73%		2.21%
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	4.05%		3.31%
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SIFMA Municipal Swap Index
Account Value	$ 10,880	$ 10,880	$ 10,880	$ 10,880	$ 10,880	$ 10,725	$ 10,543	$ 10,364	$ 10,194	$ 10,059	$ 10,007	$ 10,001	$ 10,000
Average Annual Return, Percent	3.21%	2.19%